1701  Market  Street                                    Morgan,  Lewis
Philadelphia,  PA  19103                                &  Bockius  LLP
Tel:  215.963.5000                                      Counselors  at  Law
Fax: 215.963.5001




December 10, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statement of Additional Information dated December 3, 2012 for the Trust's Frost Credit Fund and Frost Cinque Large Cap Buy-Write Equity Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 142, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001135428-12-000562) and became effective on December 3, 2012.

Please do not hesitate to contact the undersigned at 215.963.5862 should you have any questions.

Very  truly  yours,


/s/ David W. Freese
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David W. Freese